VANECK AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.2%
Australia : 4.7%
AVZ Minerals Ltd. †∞ 1,399,901 $ 57,575
Paladin Energy Ltd. * † 267,747 864,609
Perseus Mining Ltd. 559,412 1,173,534
2,095,718
Burkina Faso : 2.3%
IAMGOLD Corp. (USD) * 164,074 1,025,462
Underline
Canada : 7.6%
B2Gold Corp. (USD) 54,740 156,009
Barrick Gold Corp. (USD) 88,554 1,721,490
Ivanhoe Mines Ltd. * † 174,231 1,479,314
3,356,813
Egypt : 2.5%
Commercial International
Bank - Egypt (USD) (GDR) 729,577 1,101,661
Underline
India : 2.7%
MakeMyTrip Ltd. (USD) * 12,329 1,208,119
Underline
Indonesia : 0.5%
Golden Agri-Resources Ltd.
(SGD) 1,130,700 227,133
Underline
Kenya : 4.8%
Equity Group Holdings Plc 2,668,761 972,147
Safaricom Plc 8,142,257 1,149,076
2,121,223
Morocco : 15.5%
Attijariwafa Bank 47,988 3,487,300
Bank of Africa 29,414 598,372
Banque Centrale Populaire 28,973 852,510
Co. Sucrerie Marocaine et de
Raffinage 23,418 549,593
Societe d'Exploitation des
Ports 18,190 1,416,696
6,904,471
Nigeria : 5.6%
Guaranty Trust Holding Co.
Plc 31,586,237 1,416,114
Zenith Bank Plc 35,522,729 1,087,968
2,504,082
Norway : 0.1%
Scatec ASA 144A * 7,943 59,703
Underline
South Africa : 36.4%
Absa Group Ltd. 48,941 470,972
African Rainbow Minerals
Ltd. † 7,796 62,078
Anglo American Platinum
Ltd. † 5,842 234,229
Anglo American Plc (GBP) 65,556 1,836,006
Anglogold Ashanti Plc (USD) 33,655 1,249,274
Aspen Pharmacare Holdings
Ltd. 18,463 164,363
AVI Ltd. 14,974 72,320
Bid Corp. Ltd. † 15,063 359,910
Bidvest Group Ltd. † 10,445 133,743
Capitec Bank Holdings Ltd. 5,113 866,932
Clicks Group Ltd. 9,850 181,411
Number
of Shares Value
South Africa (continued)
Discovery Ltd. † 30,389 $ 329,634
Exxaro Resources Ltd. 7,925 63,972
FirstRand Ltd. 318,183 1,246,533
Gold Fields Ltd. (ADR) † 56,664 1,251,708
Growthpoint Properties Ltd. 125,919 88,893
Harmony Gold Mining Co.
Ltd. (ADR) 25,718 379,855
Impala Platinum Holdings
Ltd. * 42,849 294,075
Investec Plc (GBP) 27,517 170,200
Kumba Iron Ore Ltd. 3,654 61,996
Life Healthcare Group
Holdings Ltd. 63,648 47,861
Momentum Group Ltd. 58,142 98,664
Mr Price Group Ltd. 12,656 153,041
MTN Group Ltd. 69,158 463,375
Naspers Ltd. 10,138 2,506,350
Nedbank Group Ltd. 24,740 346,042
Northam Platinum Holdings
Ltd. † 18,774 133,983
Old Mutual Ltd. 186,174 120,459
OUTsurance Group Ltd. 40,246 152,521
Pepkor Holdings Ltd. 144A 125,683 174,462
Remgro Ltd. 24,721 213,253
Sanlam Ltd. 89,008 400,470
Sasol Ltd. (ADR) * † 28,672 121,282
Shoprite Holdings Ltd. † 25,650 381,350
Sibanye Stillwater Ltd.
(ADR) * † 31,125 142,552
Standard Bank Group Ltd. 73,064 951,725
Thungela Resources Ltd. 7,125 39,187
Tiger Brands Ltd. 7,220 109,086
Woolworths Holdings Ltd. † 39,587 109,773
16,183,540
Tanzania : 1.2%
Helios Towers Plc (GBP) * 368,762 507,394
Underline
United Arab Emirates : 3.0%
Itissalat Al-Maghrib (MAD) 103,490 1,316,489
Underline
United Kingdom : 7.4%
Airtel Africa Plc 144A 997,283 2,145,594
Endeavour Mining Plc † 41,998 989,496
Vodacom Group Ltd. (ZAR) 23,572 161,426
3,296,516
United States : 3.3%
Kosmos Energy Ltd. * † 469,243 1,069,874
Royal Caribbean Cruises Ltd. 1,888 387,871
1,457,745
Zambia : 2.6%
First Quantum Minerals Ltd.
(CAD) * 86,269 1,159,844
Underline
Zimbabwe : 0.0%
Delta Corp. Ltd. 15,980 9,099
Ecocash Holdings Zimbabwe
Ltd. * 32,900 210

VANECK AFRICA INDEX ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Zimbabwe (continued)
Econet Wireless Zimbabwe
Ltd. 2,231 $ 293
9,602
Total Common Stocks
(Cost: $37,135,433) 44,535,515
RIGHTS : 0.0%
(Cost: $0)
Morocco : 0.0%
Bank of Africa,
MAD 190.00, exp.
10/13/25* 21 7
Number
of Shares Value
Morocco (continued)
Total Investments Before Collateral for
Securities Loaned: 100.2%
(Cost: $37,135,433) $ 44,535,522
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.4%
Money Market Fund: 3.4%
(Cost: $1,521,852)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 1,521,852 1,521,852
Total Investments: 103.6%
(Cost: $38,657,285) 46,057,374
Liabilities in excess of other assets: (3.6)% (1,595,201)
NET ASSETS: 100.0% $ 44,462,173
Definitions:
ADR American Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
GBP British Pound
GDR Global Depositary Receipt
MAD Moroccan Dirham
SGD Singapore Dollar
USD United States Dollar
ZAR South African Rand
† Security fully or partially on loan. Total market value of securities on loan is $5,628,944.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,379,759, or 5.4% of net assets.